Note 2 - Loans and Allowance for Loan Losses - Allowance for Loan Losses (Details) - USD ($) $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2021	Dec. 31, 2020
Beginning balance				$ 38,539				$ 28,726					$ 38,539	$ 28,726
Provision for loan losses	$ 131	$ 130	$ 55	827	$ 3,065	$ 1,038	$ 4,124	1,469	$ 686	$ 167	$ 154	$ 1,033	1,143	9,696
Charge-offs													(1,048)	(914)
Recoveries													998	1,031
Ending balance	39,632				38,539				28,726				39,632	38,539
Ending balance individually evaluated for impairment	0				742								0	742
Ending balance collectively evaluated for impairment	39,632				37,797								39,632	37,797
Loans and Leases Receivable, Gross, Total	2,495,938				2,330,600								2,495,938	2,330,600
Ending balance individually evaluated for impairment	665				3,369								665	3,369
Ending balance collectively evaluated for impairment	2,495,273				2,327,231								2,495,273	2,327,231
Real Estate Portfolio Segment [Member]
Loans and Leases Receivable, Gross, Total	2,303,140				2,076,783								2,303,140	2,076,783
Commercial Portfolio Segment [Member]
Beginning balance				1,378				1,044					1,378	1,044
Provision for loan losses													(37)	343
Charge-offs													(33)	(9)
Recoveries													6	0
Ending balance	1,314				1,378				1,044				1,314	1,378
Ending balance individually evaluated for impairment	0				0								0	0
Ending balance collectively evaluated for impairment	1,314				1,378								1,314	1,378
Loans and Leases Receivable, Gross, Total	116,717				172,811								116,717	172,811
Ending balance individually evaluated for impairment	0				0								0	0
Ending balance collectively evaluated for impairment	116,717				172,811								116,717	172,811
Agricultural Installment and Other Portfolio Segment [Member]
Beginning balance				1,528				1,111					1,528	1,111
Provision for loan losses													309	851
Charge-offs													(992)	(898)
Recoveries													530	464
Ending balance	1,375				1,528				1,111				1,375	1,528
Ending balance individually evaluated for impairment	0				0								0	0
Ending balance collectively evaluated for impairment	1,375				1,528								1,375	1,528
Loans and Leases Receivable, Gross, Total	76,081				81,006								76,081	81,006
Ending balance individually evaluated for impairment	0				0								0	0
Ending balance collectively evaluated for impairment	76,081				81,006								76,081	81,006
Residential 1 to 4 Family [Member] | Real Estate Portfolio Segment [Member]
Beginning balance				8,098				7,144					8,098	7,144
Provision for loan losses													958	920
Charge-offs													0	0
Recoveries													68	34
Ending balance	9,124				8,098				7,144				9,124	8,098
Ending balance individually evaluated for impairment	0				594								0	594
Ending balance collectively evaluated for impairment	9,124				7,504								9,124	7,504
Loans and Leases Receivable, Gross, Total	679,536				535,994								679,536	535,994
Ending balance individually evaluated for impairment	134				2,399								134	2,399
Ending balance collectively evaluated for impairment	679,402				533,595								679,402	533,595
Multifamily Real Estate [Member] | Real Estate Portfolio Segment [Member]
Beginning balance				1,541				1,117					1,541	1,117
Provision for loan losses													(1,145)	424
Charge-offs													0	0
Recoveries													0	0
Ending balance	396				1,541				1,117				396	1,541
Ending balance individually evaluated for impairment	0				0								0	0
Ending balance collectively evaluated for impairment	396				1,541								396	1,541
Loans and Leases Receivable, Gross, Total	29,300				111,646								29,300	111,646
Ending balance individually evaluated for impairment	0				0								0	0
Ending balance collectively evaluated for impairment	29,300				111,646								29,300	111,646
Commercial Real Estate [Member] | Real Estate Portfolio Segment [Member]
Beginning balance				16,802				11,114					16,802	11,114
Provision for loan losses													(352)	5,388
Charge-offs													0	0
Recoveries													0	300
Ending balance	16,450				16,802				11,114				16,450	16,802
Ending balance individually evaluated for impairment	0				148								0	148
Ending balance collectively evaluated for impairment	16,450				16,654								16,450	16,654
Loans and Leases Receivable, Gross, Total	879,373				837,766								879,373	837,766
Ending balance individually evaluated for impairment	531				970								531	970
Ending balance collectively evaluated for impairment	878,842				836,796								878,842	836,796
Construction Loans [Member] | Real Estate Portfolio Segment [Member]
Beginning balance				7,936				5,997					7,936	5,997
Provision for loan losses													1,356	1,766
Charge-offs													(23)	0
Recoveries													394	173
Ending balance	9,663				7,936				5,997				9,663	7,936
Ending balance individually evaluated for impairment	0				0								0	0
Ending balance collectively evaluated for impairment	9,663				7,936								9,663	7,936
Loans and Leases Receivable, Gross, Total	603,292				488,626								603,292	488,626
Ending balance individually evaluated for impairment	0				0								0	0
Ending balance collectively evaluated for impairment	603,292				488,626								603,292	488,626
Farmland [Member] | Real Estate Portfolio Segment [Member]
Beginning balance				154				187					154	187
Provision for loan losses													(60)	(33)
Charge-offs													0	0
Recoveries													0	0
Ending balance	94				154				187				94	154
Ending balance individually evaluated for impairment	0				0								0	0
Ending balance collectively evaluated for impairment	94				154								94	154
Loans and Leases Receivable, Gross, Total	9,367				15,429								9,367	15,429
Ending balance individually evaluated for impairment	0				0								0	0
Ending balance collectively evaluated for impairment	9,367				15,429								9,367	15,429
Second Mortgages [Member] | Real Estate Portfolio Segment [Member]
Beginning balance				105				123					105	123
Provision for loan losses													13	(37)
Charge-offs													0	0
Recoveries													0	19
Ending balance	118				105				123				118	105
Ending balance individually evaluated for impairment	0				0								0	0
Ending balance collectively evaluated for impairment	118				105								118	105
Loans and Leases Receivable, Gross, Total	10,043				8,433								10,043	8,433
Ending balance individually evaluated for impairment	0				0								0	0
Ending balance collectively evaluated for impairment	10,043				8,433								10,043	8,433
Home Equity Line of Credit [Member] | Real Estate Portfolio Segment [Member]
Beginning balance				$ 997				$ 889					997	889
Provision for loan losses													101	74
Charge-offs													0	(7)
Recoveries													0	41
Ending balance	1,098				997				$ 889				1,098	997
Ending balance individually evaluated for impairment	0				0								0	0
Ending balance collectively evaluated for impairment	1,098				997								1,098	997
Loans and Leases Receivable, Gross, Total	92,229				78,889								92,229	78,889
Ending balance individually evaluated for impairment	0				0								0	0
Ending balance collectively evaluated for impairment	$ 92,229				$ 78,889								$ 92,229	$ 78,889